Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash and deposits	¥ 1,815,920	¥ 1,691,645
Cash equivalents	678,201	564,843
Total	¥ 2,494,121	¥ 2,256,488	¥ 2,105,976	¥ 1,757,456